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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21530


                               Pioneer Select Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  February 28


Date of reporting period:  November 30, 2004


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.


            Pioneer Select Value Fund
            Schedule of Investments  11/30/04 (unaudited)

Shares                                                              Value
            COMMON STOCKS - 106.1%
            Energy - 5.2 %
            Integrated Oil & Gas - 5.2 %
   235      Occidental Petroleum Corp.                            $  14,149
            Total Energy                                          $  14,149
            Materials - 4.4 %
            Diversified Chemical - 2.0 %
    83      PPG Industries, Inc.                                  $   5,600
            Metal & Glass Containers - 2.4 %
   144      Ball Corp.                                            $   6,441
            Total Materials                                       $  12,041
            Capital Goods - 3.0 %
            Industrial Conglomerates - 3.0 %
   239      Tyco International, Ltd.                              $   8,119
            Total Capital Goods                                   $   8,119
            Commercial Services & Supplies - 1.1 %
            Commercial Printing - 1.1 %
    90      R.R. Donnelly & Sons Co.                              $   3,123
            Total Commercial Services & Supplies                  $   3,123
            Media - 11.7 %
            Advertising - 4.3 %
   934      The Interpublic Group of Co., Inc. *                  $  11,591
            Broadcasting & Cable Tv - 3.1 %
   250      Clear Channel Communications, Inc.                    $   8,420
            Movies & Entertain - 4.3 %
   341      Viacom, Inc. (Class B)                                $  11,833
            Total Media                                           $  31,844
            Retailing - 7.3 %
            General Merchandise Stores - 2.2 %
   231      American Greetings Corp.                              $   6,149
            Specialty Stores - 5.1 %
   531      Foot Locker, Inc.                                     $  13,795
            Total Retailing                                       $  19,944
            Food & Drug Retailing - 9.1 %
            Drug Retail - 3.0 %
   178      CVS Corp.                                             $   8,076
            Food Distributors - 2.2 %
   205      McKesson HBOC, Inc.                                   $   6,058
            Food Retail - 3.9 %
   546      Safeway, Inc.                                         $  10,527
            Total Food & Drug Retailing                           $  24,661
            Health Care Equipment & Services - 12.3 %
            Health Care Distributors - 4.8 %
   328      Wyeth                                                 $  13,077
            Health Care Facilities - 4.7 %
   188      HCA, Inc.                                             $   7,411
   485      Tenet Healthcare Corp. *                                  5,262
                                                                  $  12,673
            Managed Health Care - 2.8 %
   110      CIGNA Corp.                                           $   7,702
            Total Health Care Equipment & Services                $  33,452
            Pharmaceuticals & Biotechnology - 1.1 %
            Pharmaceuticals - 1.1 %
   196      IVAX Corp. *                                          $   3,060
            Total Pharmaceuticals & Biotechnology                 $   3,060
            Banks - 9.0 %
            Thrifts & Mortgage Finance - 9.0 %
   179      Freddie Mac                                           $  12,219
   301      The PMI Group, Inc.                                      12,395
                                                                  $  24,614
            Total Banks                                           $  24,614
            Diversified Financials - 11.6 %
            Asset Management & Custody Banks - 2.5 %
   231      Federated Investors, Inc.                             $   6,796
            Consumer Finance - 5.0 %
   856      Providian Financial Corp. *                           $  13,739
            Investment Banking & Brokerage - 4.1 %
   200      Merrill Lynch & Co., Inc.                             $  11,142
            Total Diversified Financials                          $  31,677
            Insurance - 4.7 %
            Life & Health Insurance - 4.7 %
   814      UNUM Corp.                                            $  12,674
            Total Insurance                                       $  12,674
            Software & Services - 4.8 %
            Data Processing & Outsourced Services - 4.8 %
   375      The BISYS Group, Inc. *                               $   6,004
   175      First Data Corp.                                          7,191
                                                                  $  13,195
            Total Software & Services                             $  13,195
            Technology Hardware & Equipment - 11.2 %
            Communications Equipment - 4.4 %
   743      Nokia Corp. (A.D.R.)                                  $  12,014
            Computer Hardware - 3.0 %
   405      Hewlett-Packard Co.                                   $   8,100
            Computer Storage & Peripherals - 3.8 %
   146      Imation Corp.                                         $   4,702
   191      Storage Technology Corp. *                                5,566
                                                                  $  10,268
            Total Technology Hardware & Equipment                 $  30,382
            Telecommunication Services - 5.0 %
            Wireless Telecom Services - 5.0 %
   503      Vodafone Group Plc (A.D.R.)                           $  13,717
            Total Telecommunication Services                      $  13,717
            Utilities - 4.4 %
            Multi-Utilities & Unregulated Power - 4.4 %
 1,018      Reliant Energy *                                      $  12,094
            Total Utilities                                       $  12,094
            TOTAL COMMON STOCK
            (Cost   $276,475)                                     $ 288,746

            TOTAL INVESTMENT IN SECURITIES - 106.1%
            (Cost $276,475) (a)                                   $ 288,746

            OTHER ASSETS AND LIABILITIES - (6.1%)                 $(16,652)

            TOTAL NET ASSETS - 100.0%                             $ 272,094

    *       Non-income producing security.

(A.D.R)     American Depository Receipt


  (a) At November 30, 2004, the net unrealized gain on investments based on cost for federal income tax purposes of $276,475 was as follows:

            Aggregate gross unrealized gain for all investments in which
            there is an excess of value over tax cost             $ $7,613

            Aggregate gross unrealized loss for all investments in which
            there is an excess of tax cost over value              (11,994)

            Net unrealized gain                                   $($4,381)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on an evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There was no significant change in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Select Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date January 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date January 28, 2005


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date January 28, 2005

* Print the name and title of each signing officer under his or her signature.